Facility Operating Lease (Tables)	3 Months Ended	6 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Disclosure Text Block [Abstract]
Schedule of operating lease
2022	$118,100
2023	$161,069
2024	$165,096
2025	$169,224
2026	$129,283
Total	$742,772
Less imputed interest	(12,802)
Total operating lease liability	729,970
Less: current portion	(153,164)
Lease liability, long term	$576,806

2022	$157,141
2023	$161,069
2024	$165,096
2025	$169,224
2026	$129,283
Total	$781,813
Less imputed interest	(14,217)
Total operating lease liability	767,596
Less: current portion	(157,141)
Lease liability, long term	$610,455